Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average	219,083	219,083	546,035